RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended			3 Months Ended				12 Months Ended	3 Months Ended	12 Months Ended								3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended		3 Months Ended			12 Months Ended		3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended											12 Months Ended					3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Polyurethanes	Dec. 31, 2012 Polyurethanes	Sep. 30, 2012 Polyurethanes	Mar. 31, 2012 Polyurethanes	Dec. 31, 2013 Polyurethanes	Mar. 31, 2014 Advanced Materials	Dec. 31, 2013 Advanced Materials	Dec. 31, 2012 Advanced Materials	Dec. 31, 2011 Advanced Materials	Dec. 31, 2013 Textile Effects	Dec. 31, 2012 Textile Effects	Dec. 31, 2011 Textile Effects	Dec. 31, 2012 Pigments	Dec. 31, 2011 Pigments	Mar. 31, 2014 Workforce reductions	Dec. 31, 2013 Workforce reductions	Dec. 31, 2012 Workforce reductions	Dec. 31, 2011 Workforce reductions	Mar. 31, 2014 Workforce reductions Performance Products	Mar. 31, 2013 Workforce reductions Polyurethanes	Dec. 31, 2013 Workforce reductions Polyurethanes	Dec. 31, 2012 Workforce reductions Polyurethanes	Mar. 31, 2014 Workforce reductions Advanced Materials	Mar. 31, 2013 Workforce reductions Advanced Materials	Mar. 31, 2013 Workforce reductions Textile Effects	Dec. 31, 2013 Workforce reductions Textile Effects	Dec. 31, 2011 Workforce reductions Textile Effects	Mar. 31, 2014 Workforce reductions Pigments	Mar. 31, 2014 Long-term contract termination costs	Dec. 31, 2013 Long-term contract termination costs	Mar. 31, 2014 Long-term contract termination costs Textile Effects	Mar. 31, 2013 Long-term contract termination costs Textile Effects	Dec. 31, 2013 Long-term contract termination costs Textile Effects	Mar. 31, 2014 Decommissioning Textile Effects	Mar. 31, 2013 Decommissioning Textile Effects	Dec. 31, 2013 Decommissioning Textile Effects	Dec. 31, 2012 Other restructuring costs	Mar. 31, 2013 Other restructuring costs Textile Effects	Dec. 31, 2013 Other restructuring costs Textile Effects	Mar. 31, 2014 Closure of facility Performance Products	Mar. 31, 2014 2013 and prior initiatives	Mar. 31, 2014 2013 and prior initiatives Performance Products	Mar. 31, 2014 2013 and prior initiatives Advanced Materials	Mar. 31, 2014 2013 and prior initiatives Textile Effects	Mar. 31, 2014 2013 and prior initiatives Pigments	Mar. 31, 2014 2013 and prior initiatives Workforce reductions	Mar. 31, 2014 2013 and prior initiatives Long-term contract termination costs	Mar. 31, 2014 2013 and prior initiatives Decommissioning	Mar. 31, 2014 2013 and prior initiatives Other restructuring costs	Mar. 31, 2013 2012 and prior initiatives	Dec. 31, 2013 2012 and prior initiatives	Dec. 31, 2013 2012 and prior initiatives Polyurethanes	Dec. 31, 2013 2012 and prior initiatives Advanced Materials	Dec. 31, 2013 2012 and prior initiatives Textile Effects	Dec. 31, 2013 2012 and prior initiatives Pigments	Mar. 31, 2013 2013 initiatives	Dec. 31, 2013 2013 initiatives	Dec. 31, 2013 2013 initiatives Performance Products	Dec. 31, 2013 2013 initiatives Textile Effects
Accrued restructuring costs by type of cost and initiative
Restructuring charges													$ 1	$ 32	$ 5			$ 38	$ 38	$ 20		$ 4	$ 22	$ 4	$ 10					$ 23	$ 75	$ 5	$ 38	$ 7	$ 23		$ 1	$ 62	$ 3	$ 2		$ 2	$ 16	$ 53	$ 2	$ 4	$ 16		$ 1	$ 3		$ 41	$ 23	$ 7	$ 6	$ 3	$ 33	$ 4	$ 2	$ 2	$ 44	$ 121	$ 5	$ 38	$ 73	$ 4	$ 2	$ 36	$ 18	$ 1
Pension-related charges	1				4				7			5				6
Reversal of reserves no longer required	(4)				(7)				(26)	(16)	(5)					(9)	(3)	(8)		(1)	(9)	(16)	(4)			(4)	(22)	(15)	(5)		(4)			(3)	(2)	(1)	(5)				(4)							(1)
Noncash charges	1				1				13	15	60
Total restructuring, impairment and plant closing costs	39	41	37	29	44	40	47	5	151	92	167
Impairment of long-lived assets																																																			$ 1